May 17, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8626

Re:	American Century Government Income Trust (the "Registrant")
1933 Act File No. 002-99222, Post-Effective Amendment No. 71
1940 Act File No. 811-04363, Amendment No. 72 (collectively, the "Amendment")

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the aforementioned Registrant hereby submits for filing the following Amendment to the Registration Statement on Form N-1A.

The principal purposes of this Amendment are to: (i) permit Inflation-Adjusted Bond Fund (the "Fund") to invest in high-yield securities and (ii) make certain non-material changes deemed appropriate by the Registrant.

Please note that the only material differences between this prospectus for the Fund and the previous prospectus for the Fund (filed in connection with Post-Effective Amendment No. 69 on July 29, 2015 pursuant to Rule 485(b) (Files No. 002-99222; 811-04363)) relate to permitting the Fund to invest in high-yield securities. All differences between the two prospectuses not related to permitting the Fund to invest in high-yield securities are non-material changes that could otherwise be included in a Rule 485(b) filing.

The differences between the Registrant's statement of additional information included in this Post-Effective Amendment No. 71 and the statement of additional information of the Registrant filed in connection with its Post-Effective Amendment No. 69 on July 29, 2015 are attributable to disclosure related to permitting the Fund to invest in high-yield securities and to the non-material changes referenced above.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3390.

Sincerely,

/s/ Giles Walsh
Giles Walsh
Corporate Counsel

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com